Income Taxes (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 $ / shares	Jun. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) item $ / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 USD ($)
Dividends payable, amount per share | $ / shares	$ 0.22	$ 0.22	$ 0.20	$ 0.22		$ 0.22
Dividends payable, date to be paid	Oct. 15, 2015	Jul. 15, 2015	Apr. 15, 2015
Income tax expense (benefit)				$ 985	$ 165	$ 2,116	$ 971	$ 809	$ 8,908	$ 3,330
Income tax expense (benefit), discontinued operations								0	2,515	$ 0
Net deferred tax assets								$ 738	$ 635
Number of subsidiaries | item								8
Operating loss carryforwards								$ 557,000
Capital loss carryforwards expiration duration								5 years
Series A Preferred Stock [Member]
Dividends payable, amount per share | $ / shares								$ 0.50781	$ 10.23524
Preferred stock, dividend rate, percentage								8.125%
Series A Dividend [Member]
Preferred stock, dividend rate, per-dollar-amount | $ / shares								$ 2.03125
Maximum [Member]
Operating loss carryforwards expiration duration								20 years